11. Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories Tables Abstract
Inventories
	2019	2018
	ARS 000	ARS 000

Non-current:
Materials and spare parts	267,813	256,536
Provision for obsolete inventory	(123,644)	(141,643)
	144,169	114,893
Current:
Materials and spare parts	648,343	325,579
Fuel oil	7,461	11,477
Diesel oil	1,790	2,754
	657,594	339,810